Summarized Quarterly Financial Data	12 Months Ended
Sep. 27, 2013
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data (Unaudited)
Summarized Quarterly Financial Data (Unaudited)
Summarized quarterly financial data for fiscal 2013 is as follows:

	2013
(Dollars in Millions, Except per Share Data)	1st Qtr.(1)	2nd Qtr.(2)	3rd Qtr.(3)	4th Qtr.(4)
Net sales	$2,567	$2,530	$2,578	$2,560
Gross profit	1,537	1,528	1,533	1,487
Income from continuing operations	456	380	400	364
Income (loss) from discontinued operations, net of income taxes	37	59	(4)	8
Net income	493	439	396	372
Basic earnings per share:
Income from continuing operations	$0.97	$0.80	$0.86	$0.80
Income (loss) from discontinued operations	0.07	0.13	(0.01)	0.02
Net income	1.04	0.93	0.85	0.81
Diluted earnings per share:
Income from continuing operations	$0.96	$0.80	$0.85	$0.79
Income (loss) from discontinued operations	0.07	0.12	(0.01)	0.02
Net income	1.03	0.92	0.84	0.80

(1)	Net sales exclude $489 million of net sales related to discontinued operations. Income from continuing operations includes $8 million of restructuring charges.

(2)
Net sales exclude $573 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $54 million of restructuring charges, $6 million of income resulting from an adjustment to contingent consideration and an $8 million gain associated with the Company’s acquisition of CVI.

(3)
Net sales exclude $556 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $9 million of restructuring charges, $2 million of acquisition-related costs resulting from an adjustment to contingent consideration and a $10 million gain associated with the Company’s acquisition of CVI.

(4)
Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $34 million of restructuring charges, $21 million of charges resulting from entering into license and distribution agreements, a $20 million loss on the retirement of debt incurred in connection with the early termination of a capital lease, a $12 million net gain on investments and $1 million of acquisition-related costs resulting from an adjustment to contingent consideration associated with acquisitions.

Summarized quarterly financial data for fiscal 2012 is as follows:

	2012
(Dollars in Millions, Except per Share Data)	1st Qtr.(1)	2nd Qtr.(2)	3rd Qtr.(3)	4th Qtr.(4)
Net sales	$2,408	$2,438	$2,506	$2,499
Gross profit	1,482	1,468	1,511	1,446
Income from continuing operations	428	414	395	400
Income from discontinued operations, net of income taxes	66	83	58	61
Net income	494	497	453	461
Basic earnings per share:
Income from continuing operations	$0.89	$0.86	$0.82	$0.84
Income from discontinued operations	0.13	0.17	0.12	0.12
Net income	1.02	1.03	0.94	0.96
Diluted earnings per share:
Income from continuing operations	$0.89	$0.85	$0.81	$0.83
Income from discontinued operations	0.13	0.17	0.12	0.12
Net income	1.02	1.02	0.93	0.95

(1)
Net sales exclude $490 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $47 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $10 million of restructuring charges.

(2)
Net sales exclude $508 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense and a $2 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of a business. In addition, income from continuing operations includes $15 million of restructuring charges and $14 million of transaction costs related to acquisitions and licensing agreements.

(3)
Net sales exclude $501 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense and a $3 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $21 million of restructuring charges, $16 million of transaction costs related to acquisitions, a $9 million loss on the early retirement of debt and a $6 million gain associated with the Company’s acquisition of superDimension.

(4)
Net sales exclude $502 million of net sales related to discontinued operations. Gross profit includes $15 million of inventory impairment charges resulting from a product discontinuance and a $12 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $36 million of restructuring charges, a $3 million capital equipment impairment resulting from a product discontinuance, $2 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $2 million of transaction costs related to acquisitions.